Average Annual Total Returns - Investor A, C, Institutional and Class R - BlackRock Low Duration Bond Portfolio	Jan. 28, 2021
ICE BofA 1-3 Year US Corporate & Government Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	3.34%
5 Years	2.23%
10 Years	1.63%
Investor A Shares
Average Annual Return:
1 Year	0.88%
5 Years	1.91%
10 Years	1.88%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	0.14%
5 Years	1.10%
10 Years	1.08%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.51%
5 Years	1.10%
10 Years	1.10%
Investor C Shares
Average Annual Return:
1 Year	1.44%
5 Years	1.59%
10 Years	1.50%
Institutional Shares
Average Annual Return:
1 Year	3.46%
5 Years	2.62%
10 Years	2.43%
Class R Shares
Average Annual Return:
1 Year	2.95%
5 Years	2.12%
10 Years	1.79%